INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

18.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

The VIEs’ subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax.

Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.

The Company’s net income (loss) before income taxes consists of:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cayman Islands	(37,599,025)	28,219,345	55,064,996	7,755,742
Hong Kong	(14,883,394)	(16,096,157)	(7,637,919)	(1,075,778)
China	64,790,713	(886,634,531)	8,156,352	1,148,798
Net income (loss) before income taxes	12,308,294	(874,511,343)	55,583,429	7,828,762

18.INCOME TAXES – CONTINUED

The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expense (benefit)	603,765,914	(134,629,133)	3,921,820	552,376
Deferred income tax (benefit) expense	(582,913,268)	371,325,673	89,534,883	12,610,725
Total income tax expense	20,852,646	236,696,540	93,456,703	13,163,101

The principal components of the deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	361,992,619	375,019,011	52,820,323
Provision for credit losses	255,231,296	202,046,834	28,457,701
Short-term and long-term lease liabilities	20,181,689	11,788,736	1,660,409
Customer advances	5,136,587	5,191,296	731,180
Net operating loss carry-forward	67,815,707	19,790,529	2,787,438
Less: valuation allowance	(447,965,176)	(539,109,605)	(75,932,000)
Non-current deferred tax assets, net	262,392,722	74,726,801	10,525,051
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,510,462)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,550,604)
Contract assets	(168,704,122)	(51,928,935)	(7,314,038)
Operating lease right-of-use assets	(20,181,689)	(11,788,736)	(1,660,409)
Others	(7)	(7)	(1)
Non-current deferred tax liabilities	(210,619,074)	(85,450,934)	(12,035,514)

The Company had deferred tax assets related to net operating loss carry forwards of RMB79,162,116 (US$11,149,751) from its subsidiaries in China, which can be carried forward to offset taxable income. The net operating loss of these subsidiaries will expire in years 2024 to 2033 if not utilized, respectively.

The Company operates through its WFOE and VIEs and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in cumulative financial loss and are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

18.INCOME TAXES - CONTINUED

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before the provision of income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income (loss) before provision of income tax	12,308,294	(874,511,343)	55,583,429	7,828,762
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	3,077,074	(218,627,836)	13,895,857	1,957,191
Tax rate differential	5,070,813	(6,593,155)	(16,505,297)	(2,324,722)
Over-accrued EIT for previous years	—	(2,025,370)	(2,401,420)	(338,233)
Impact of tax rate change	—	(878,656)	—	—
Non-deductible expenses	19,443,641	41,193,294	20,493,185	2,886,405
Research and development super-deduction	(10,177,551)	(7,943,499)	—	—
Impairment loss for goodwill not deductible for tax purposes	—	—	37,164,493	5,234,509
Non-taxable income	—	(382,978)	(1,550,421)	(218,372)
Change in valuation allowance	9,894,006	433,465,580	42,360,306	5,966,323
Withholding tax	(6,455,337)	(1,510,840)	—	—
Income tax expenses	20,852,646	236,696,540	93,456,703	13,163,101

The Company did not record any outside basis tax differences related to its investments in the subsidiaries in the PRC because management asserted to indefinitely reinvest the undistributed earnings of the subsidiaries in the PRC. As of December 31, 2022 and 2023, the cumulative amount of the temporary differences in respect of investments in foreign subsidiaries was RMB1,848 million and RMB1,584 million (US$223 million), respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to withholding income tax.

Unrecognized Tax Benefit

As of December 31, 2022 and 2023, the Company concluded that there was no significant impacts from tax uncertainty in its consolidated financial results. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2018 through 2023 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.